Inventories (Tables)	12 Months Ended
Dec. 31, 2024
Inventories [Abstract]
Schedule of Reducing the Inventories at Each Balance Sheet Date
		As of December 31,
	Note	2024	2023
Stores		6,498	6,033
Distribution centers		1,231	1,237
Commercial agreements	8.1	(505)	(525)
Allowance for inventory losses and damages	8.2	(97)	(81)
		7,127	6,664

Schedule of allowance for losses and damages

Inventories are adjusted by an allowance for losses and damages, which is periodically reviewed and evaluated as appropriate.

	For the year ended December 31,
	2024	2023	2022
At the beginning of the year	(81)	(68)	(37)
Additions	(649)	(567)	(435)
Reversals	16	29	17
Write-offs	617	525	387
At the end of the year	(97)	(81)	(68)